Commitments and Contingencies (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) Vehicles	Dec. 31, 2020 USD ($)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 ILS (₪)	Jul. 31, 2021 USD ($)	Dec. 31, 2018 USD ($)
Commitments and Contingencies [Line Items]
Grants received equal percentage rate		100.00%
Annual alternative interest percentage		0.71513%
Annual interest rate		1.00%
Fixed annual interest rate		4.00%
Amounts received aggregate amount								$ 627,000	$ 1,224,000
Approved development program						$ 900,000	₪ 3.1
Financing rate		60.00%
Total cash received from the IIA		$ 180,000	$ 288,000
Except transfer production right		10.00%
Production transferred		10.00%
Pay increased royalties, description		the Company would be required to pay increased royalties, which usually amount to 1% in addition to the standard royalties rate 3%-3.5%, and also the total amount of its liability to the IIA may be increased to between 120% and 300% of the grants received from the IIA, depending on the manufacturing volume that is performed outside Israel (less royalties already paid to IIA).
Marketing grant received		100.00%
Maximum obligation amount		$ 95,000
Monthly lease payment		5,000
Rent payment		$ 16,000
Lease payment increased		10.00%
Lease monthly payment		$ 495
Vehicles [Member] | Lease Agreements [Member]
Commitments and Contingencies [Line Items]
Number of vehicles (in Vehicles) | Vehicles				5
Lease agreements period				3 years
Minimum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.00%
Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties rate		3.50%
IIA [Member]
Commitments and Contingencies [Line Items]
Research and development grants		$ 92,000	$ 415,000
IMEI [Member]
Commitments and Contingencies [Line Items]
Maximum obligatin amount		2,400,000
Grants received from the IMEI					$ 95,000
Revenues		$ 311,000
Royalties rate percentage		3.00%
Forecast [Member]
Commitments and Contingencies [Line Items]
Rent payment	$ 20,000